SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Guidance (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Recently Adopted Accounting Guidance
Right-of-use asset- operating lease	$ 199,000	$ 284,000
Right-of-use asset- finance lease	$ 167,000	252,000
ConnectM Before Business Combination
Recently Adopted Accounting Guidance
Right-of-use asset- operating lease		283,634	$ 252,781
Operating lease liabilities		287,847
Right-of-use asset- finance lease		252,231	$ 316,025
Finance lease liabilities		$ 302,186
Discount rate		8.00%	8.00%
ConnectM Before Business Combination | ASU 201811
Recently Adopted Accounting Guidance
Right-of-use asset- operating lease				$ 240,338
Operating lease liabilities				240,338
Right-of-use asset- finance lease				264,395
Finance lease liabilities				$ 264,395